Deferred Tax Liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Deferred Tax Liabilities.
Summary of change in deferred tax

	June 30,		December 31,
(SEK in thousands)	2022	2021	2021
Cost at opening balance	30,857	37,454	37,454
Tax loss carried forward	(5,291)	(4,758)	(5,065)
Exchange difference on translation	6,693	565	(1,532)
Cost at closing balance	32,259	33,261	30,857